Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Interest Expense	$ (129,493)	$ (121,771)	$ (95,509)
Loss on early extinguishment of debt	(2,424)	0	0
Other income / (expense), net	3,370	(10,546)	(1,852)
Total other income / (expense), net	(123,973)	(128,831)	(88,884)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	138,559	167,921	147,474
Less: income tax expense	28,592	35,528	13,449
Net income	109,967	132,393	134,025
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in earnings of subsidiaries	140,030	154,078	154,150
Interest Expense	(42,212)	(32,761)	(31,038)
Loss on early extinguishment of debt	(2,415)	0	0
Other income / (expense), net	73	(46)	(443)
Total other income / (expense), net	95,476	121,271	122,669
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	95,476	121,271	122,669
Less: income tax expense	(11,278)	(7,909)	(8,143)
Net income	$ 106,754	$ 129,180	$ 130,812